COLI VUL-2 Series Account

(New York)

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of COLI VUL-2 Series Account of Empower Life & Annuity Insurance Company of New York and Policy Owners of COLI VUL-2 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise COLI VUL-2 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama

April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS International Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Bond Index Fund, Investor Class

Empower International Index Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from October 17, 2025 (date trading commenced) to December 31, 2025.

Goldman Sachs VIT Government Money Market Fund, Service Class

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$790,253	$1,614,893	$306,611	$-	$607,344	$767,079	$-
Receivable from dividends	-	-	1,701	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	790,253	1,614,893	308,312	-	607,344	767,079	-

LIABILITIES:
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$790,253	$1,614,893	$308,312	$-	$607,344	$767,079	$-

Fair value per share (NAV)	$22.22	$17.64	$7.04	$87.15	$15.02	$8.37	$13.02
Shares outstanding in the Separate Account	35,565	91,547	43,553	-	40,436	91,646	-

(1) Investments in mutual fund shares, at cost	$613,040	$1,507,780	$294,109	$-	$520,078	$785,084	$-

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Goldman Sachs VIT Government Money Market Fund, Service Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
ASSETS:
Investments at fair value (1)	$884,015	$629,813	$1,224,930	$4,185,492	$807,915	$840,958	$946,441
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	35	-	-	-
Total assets	884,015	629,813	1,224,930	4,185,527	807,915	840,958	946,441

LIABILITIES:
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$884,015	$629,813	$1,224,930	$4,185,527	$807,915	$840,958	$946,441

Fair value per share (NAV)	$15.76	$12.22	$15.85	$660.13	$1.00	$17.94	$9.96
Shares outstanding in the Separate Account	56,092	51,540	77,283	6,340	807,915	46,876	95,024

(1) Investments in mutual fund shares, at cost	$696,695	$604,056	$841,712	$2,918,021	$807,915	$694,302	$912,513

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
ASSETS:
Investments at fair value (1)	$301,709	$277,840	$259,440	$1,565,128	$382,522	$381,096
Receivable from dividends	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-
Total assets	301,709	277,840	259,440	1,565,128	382,522	381,096

LIABILITIES:
Total liabilities	-	-	-	-	-	-

NET ASSETS	$301,709	$277,840	$259,440	$1,565,128	$382,522	$381,096

Fair value per share (NAV)	$7.41	$9.78	$12.01	$9.45	$18.83	$10.80
Shares outstanding in the Separate Account	40,716	28,409	21,602	165,622	20,315	35,287

(1) Investments in mutual fund shares, at cost	$287,800	$273,664	$257,432	$1,526,521	$373,052	$371,773

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Bond Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$9,756	$52,710	$30,536	$-	$11,743	$78,580	$-

TOTAL INVESTMENT INCOME	9,756	52,710	30,536	-	11,743	78,580	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(258,342)	(283,097)	(42,292)	5	(241,330)	(88,724)	-
Capital gain distributions	-	124,809	665	-	50,148	-	-

Net realized gain (loss) on investments	(258,342)	(158,288)	(41,627)	5	(191,182)	(88,724)	-

Change in net unrealized appreciation (depreciation) on investments	500,003	509,558	50,324	(4)	244,090	52,463	-

Net realized and unrealized gain (loss) on investments	241,661	351,270	8,697	1	52,908	(36,261)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$251,417	$403,980	$39,233	$1	$64,651	$42,319	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Goldman Sachs VIT Government Money Market Fund, Service Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INVESTMENT INCOME:
Dividend income	$19,143	$10,109	$14,436	$54,191	$5,801	$9,113	$61,821

TOTAL INVESTMENT INCOME	19,143	10,109	14,436	54,191	5,801	9,113	61,821

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	111,180	86,229	(283,365)	1,625,691	-	67,421	(415,405)
Capital gain distributions	9,576	3,522	7,902	36,320	-	54,213	-

Net realized gain (loss) on investments	120,756	89,751	(275,463)	1,662,011	-	121,634	(415,405)

Change in net unrealized appreciation (depreciation) on investments	215,782	(67,549)	788,571	(880,156)	-	135,314	533,087

Net realized and unrealized gain (loss) on investments	336,538	22,202	513,108	781,855	-	256,948	117,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$355,681	$32,311	$527,544	$836,046	$5,801	$266,061	$179,503

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$27,843	$16,452	$12,196	$94,725	$20,054	$22,573

TOTAL INVESTMENT INCOME	27,843	16,452	12,196	94,725	20,054	22,573

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(45,282)	(33,141)	(79,972)	(630,930)	(105,089)	(108,822)
Capital gain distributions	-	-	-	-	1,223	-

Net realized gain (loss) on investments	(45,282)	(33,141)	(79,972)	(630,930)	(103,866)	(108,822)

Change in net unrealized appreciation (depreciation) on investments	55,335	39,693	102,022	737,726	116,838	126,437

Net realized and unrealized gain (loss) on investments	10,053	6,552	22,050	106,796	12,972	17,615

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,896	$23,004	$34,246	$201,521	$33,026	$40,188

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$9,756	$52,710	$30,536	$-	$11,743	$78,580	$-
Net realized gain (loss) on investments	(258,342)	(158,288)	(41,627)	5	(191,182)	(88,724)	-
Change in net unrealized appreciation (depreciation) on investments	500,003	509,558	50,324	(4)	244,090	52,463	-

Net increase (decrease) in net assets resulting from operations	251,417	403,980	39,233	1	64,651	42,319	-

POLICY TRANSACTIONS:
Policy owners' net payments	646	1,292	258	-	517	646	-
Policy maintenance charges	(16,577)	(34,993)	(6,958)	(32)	(13,156)	(17,527)	(4)
Policy owners' benefits	(1,176,167)	(2,501,391)	(508,018)	-	(949,239)	(1,299,701)	-
Net transfers (to) from the Company and/or Subaccounts	(39,704)	(80,191)	(15,454)	(1)	(30,675)	(38,845)	4

Increase (decrease) in net assets resulting from Policy transactions	(1,231,802)	(2,615,283)	(530,172)	(33)	(992,553)	(1,355,427)	-

Total increase (decrease) in net assets	(980,385)	(2,211,303)	(490,939)	(32)	(927,902)	(1,313,108)	-

NET ASSETS:
Beginning of period	1,770,638	3,826,196	799,251	32	1,535,246	2,080,187	-

End of period	$790,253	$1,614,893	$308,312	$-	$607,344	$767,079	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Goldman Sachs VIT Government Money Market Fund, Service Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$19,143	$10,109	$14,436	$54,191	$5,801	$9,113	$61,821
Net realized gain (loss) on investments	120,756	89,751	(275,463)	1,662,011	-	121,634	(415,405)
Change in net unrealized appreciation (depreciation) on investments	215,782	(67,549)	788,571	(880,156)	-	135,314	533,087

Net increase (decrease) in net assets resulting from operations	355,681	32,311	527,544	836,046	5,801	266,061	179,503

POLICY TRANSACTIONS:
Policy owners' net payments	646	646	904	2,713	-	646	904
Policy maintenance charges	(18,564)	(15,044)	(24,752)	(88,227)	(2,443)	(18,505)	(21,571)
Policy owners' benefits	(1,319,250)	(1,098,144)	(1,703,242)	(6,398,530)	-	(1,330,222)	(1,548,950)
Net transfers (to) from the Company and/or Subaccounts	(43,770)	(31,898)	(60,596)	(206,022)	804,557	(43,287)	(48,097)

Increase (decrease) in net assets resulting from Policy transactions	(1,380,938)	(1,144,440)	(1,787,686)	(6,690,066)	802,114	(1,391,368)	(1,617,714)

Total increase (decrease) in net assets	(1,025,257)	(1,112,129)	(1,260,142)	(5,854,020)	807,915	(1,125,307)	(1,438,211)

NET ASSETS:
Beginning of period	1,909,272	1,741,942	2,485,072	10,039,547	-	1,966,265	2,384,652

End of period	$884,015	$629,813	$1,224,930	$4,185,527	$807,915	$840,958	$946,441

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$27,843	$16,452	$12,196	$94,725	$20,054	$22,573
Net realized gain (loss) on investments	(45,282)	(33,141)	(79,972)	(630,930)	(103,866)	(108,822)
Change in net unrealized appreciation (depreciation) on investments	55,335	39,693	102,022	737,726	116,838	126,437

Net increase (decrease) in net assets resulting from operations	37,896	23,004	34,246	201,521	33,026	40,188

POLICY TRANSACTIONS:
Policy owners' net payments	258	258	258	1,550	388	388
Policy maintenance charges	(6,833)	(6,424)	(6,073)	(36,386)	(9,018)	(8,950)
Policy owners' benefits	(498,576)	(470,363)	(438,918)	(2,614,776)	(652,367)	(645,657)
Net transfers (to) from the Company and/or Subaccounts	(15,220)	(14,101)	(13,369)	(80,190)	(19,686)	(19,598)

Increase (decrease) in net assets resulting from Policy transactions	(520,371)	(490,630)	(458,102)	(2,729,802)	(680,683)	(673,817)

Total increase (decrease) in net assets	(482,475)	(467,626)	(423,856)	(2,528,281)	(647,657)	(633,629)

NET ASSETS:
Beginning of period	784,184	745,466	683,296	4,093,409	1,030,179	1,014,725

End of period	$301,709	$277,840	$259,440	$1,565,128	$382,522	$381,096

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	BNY Mellon Stock Index Fund, Inc., Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$22,471	$51,467	$54,675	$1	$17,370	$161,984	$-
Net realized gain (loss) on investments	(116,099)	117,619	(14,982)	25	(49,992)	(19,804)	-
Change in net unrealized appreciation (depreciation) on investments	149,266	162,675	22,784	2	189,255	10,341	-

Net increase (decrease) in net assets resulting from operations	55,638	331,761	62,477	28	156,633	152,521	-

POLICY TRANSACTIONS:
Policy owners' net payments	120,469	240,939	48,188	150	96,375	120,469	21
Policy maintenance charges	(28,697)	(58,154)	(11,846)	(162)	(23,169)	(30,504)	(20)
Policy owners' benefits	(303,575)	(622,920)	(130,690)	-	(241,033)	(345,840)	-
Net transfers (to) from the Company and/or Subaccounts	56	83	(5)	-	25	(8)	(3)

Increase (decrease) in net assets resulting from Policy transactions	(211,747)	(440,052)	(94,353)	(12)	(167,802)	(255,883)	(2)

Total increase (decrease) in net assets	(156,109)	(108,291)	(31,876)	16	(11,169)	(103,362)	(2)

NET ASSETS:
Beginning of period	1,926,747	3,934,487	831,127	16	1,546,415	2,183,549	2

End of period	$1,770,638	$3,826,196	$799,251	$32	$1,535,246	$2,080,187	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$39,505	$44,798	$30,890	$122,819	$19,612	$86,488	$45,407
Net realized gain (loss) on investments	(3,525)	106,467	(195,282)	141,375	(26,640)	(127,128)	(16,444)
Change in net unrealized appreciation (depreciation) on investments	19,784	(24,515)	383,597	1,804,427	173,125	26,498	22,577

Net increase (decrease) in net assets resulting from operations	55,764	126,750	219,205	2,068,621	166,097	(14,142)	51,540

POLICY TRANSACTIONS:
Policy owners' net payments	120,469	120,469	168,657	505,821	120,469	168,678	48,188
Policy maintenance charges	(30,154)	(26,390)	(38,959)	(141,973)	(30,091)	(37,219)	(11,694)
Policy owners' benefits	(330,121)	(277,898)	(389,869)	(1,498,345)	(320,626)	(411,186)	(129,139)
Net transfers (to) from the Company and/or Subaccounts	36	(18)	55	385	51	5	(1)

Increase (decrease) in net assets resulting from Policy transactions	(239,770)	(183,837)	(260,116)	(1,134,112)	(230,197)	(279,722)	(92,646)

Total increase (decrease) in net assets	(184,006)	(57,087)	(40,911)	934,509	(64,100)	(293,864)	(41,106)

NET ASSETS:
Beginning of period	2,093,278	1,799,029	2,525,983	9,105,038	2,030,365	2,678,516	825,290

End of period	$1,909,272	$1,741,942	$2,485,072	$10,039,547	$1,966,265	$2,384,652	$784,184

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,809	$18,170	$167,696	$28,992	$27,895
Net realized gain (loss) on investments	(11,179)	(24,707)	(195,557)	(30,221)	(31,831)
Change in net unrealized appreciation (depreciation) on investments	14,172	21,358	131,492	22,070	16,522

Net increase (decrease) in net assets resulting from operations	32,802	14,821	103,631	20,841	12,586

POLICY TRANSACTIONS:
Policy owners' net payments	48,188	48,188	289,126	72,260	72,260
Policy maintenance charges	(11,235)	(10,588)	(63,536)	(15,911)	(15,772)
Policy owners' benefits	(125,407)	(116,316)	(688,847)	(173,903)	(172,113)
Net transfers (to) from the Company and/or Subaccounts	(2)	(3)	(30)	(9)	(8)

Increase (decrease) in net assets resulting from Policy transactions	(88,456)	(78,719)	(463,287)	(117,563)	(115,633)

Total increase (decrease) in net assets	(55,654)	(63,898)	(359,656)	(96,722)	(103,047)

NET ASSETS:
Beginning of period	801,120	747,194	4,453,065	1,126,901	1,117,772

End of period	$745,466	$683,296	$4,093,409	$1,030,179	$1,014,725

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The COLI VUL-2 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance products funded by the Separate Account:

GW COLI VUL NY

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 133 available Subaccount investment options, as follows:

American Funds IS Capital World Bond Fund, Class 2 *

American Funds IS Capital World Growth and Income Fund, Class 2 *

American Funds IS Global Small Capitalization Fund, Class 2 *

American Funds IS Growth Fund, Class 2 *

American Funds IS Growth-Income Fund, Class 2 *

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2 *

American Funds IS Washington Mutual Investors Fund, Class 2 *

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I *

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I *

ClearBridge Variable Small Cap Growth Portfolio, Class I *

Davis Financial Portfolio *

Delaware VIP International Series, Standard Class *(a)

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional *

DWS Core Equity VIP, Class A *

DWS High Income VIP, Class A *

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class *

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class *

Empower Core Bond Fund, Investor Class *

Empower Emerging Markets Equity Fund, Investor Class *

Empower Global Bond Fund, Investor Class *(a)

Empower Government Money Market Fund, Investor Class *(a)

Empower Inflation-Protected Securities Fund, Investor Class *

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class *

Empower Large Cap Growth Fund, Investor Class *

Empower Large Cap Value Fund, Investor II Class *(a)

Empower Lifetime 2015 Fund, Investor Class *

Empower Lifetime 2020 Fund, Investor Class *

Empower Lifetime 2025 Fund, Investor Class *

Empower Lifetime 2030 Fund, Investor Class *

Empower Lifetime 2035 Fund, Investor Class *

Empower Lifetime 2040 Fund, Investor Class *

Empower Lifetime 2045 Fund, Investor Class *

Empower Lifetime 2050 Fund, Investor Class *

Empower Lifetime 2055 Fund, Investor Class *

Empower Lifetime 2060 Fund, Investor Class *

Empower Lifetime 2065 Fund, Investor Class *

Empower Mid Cap Value Fund, Investor Class *

Empower Moderate Profile Fund, Investor Class *

Empower Moderately Aggressive Profile Fund, Investor Class *

Empower Moderately Conservative Profile Fund, Investor Class *

Empower Multi-Sector Bond Fund, Investor Class *

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class *

Empower S&P Small Cap 600 Index Fund, Investor Class *

Empower Short Duration Bond Fund, Investor Class *

Empower Small Cap Growth Fund, Investor Class *

Empower Small Cap Value Fund, Investor Class *

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class *

Empower U.S. Government Securities Fund, Investor Class *

Federated Hermes High Income Bond Fund II, Primary Shares *

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2 *

Fidelity VIP Freedom 2025 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2030 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2035 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2040 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2045 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2050 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2055 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2060 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2065 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2070 Portfolio, Service Class 2 *

Fidelity VIP Government Money Market Portfolio, Service Class 2 *

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2 *

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 *

Fidelity VIP Mid Cap Portfolio, Service Class 2 *(a)

Goldman Sachs VIT Government Money Market Fund, Service Class(a)

Invesco V.I. Diversified Dividend Fund, Series I *

Invesco V.I. EQV International Equity Fund, Series I *

Invesco V.I. Global Real Estate Fund, Series I *

Invesco V.I. Main Street Small Cap Fund, Series I *

Janus Henderson VIT Balanced Portfolio, Institutional Shares *

Janus Henderson VIT Enterprise Portfolio, Institutional Shares *

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares *

Janus Henderson VIT Forty Portfolio, Institutional Shares *

Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares *(a)

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares *

Lord Abbett Series Fund Total Return Portfolio, Class VC *

LVIP American Century Capital Appreciation Fund, Standard Class II *

LVIP American Century Inflation Protection Fund, Service Class *(a)

LVIP American Century Mid Cap Value Fund, Standard Class II *

LVIP American Century Ultra Fund, Standard Class II *

LVIP American Century Value Fund, Standard Class II *

LVIP JPMorgan Small Cap Core Fund, Standard Class *

LVIP JPMorgan U.S. Equity Fund, Standard Class *

MFS VIT Growth Series, Initial Class *

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT II Research International Portfolio, Initial Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class *

MFS VIT III Global Real Estate Portfolio, Initial Class *

MFS VIT III Mid Cap Value Portfolio, Initial Class *

MFS VIT Mid Cap Growth Series, Initial Class *

MFS VIT New Discovery Series, Initial Class *

MFS VIT Research Series, Initial Class *

MFS VIT Total Return Bond Series, Initial Class *

MFS VIT Value Series, Initial Class *

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I *(a)

Neuberger Berman AMT Quality Equity Portfolio, Class I *

Nomura VIP International Core Equity Series, Standard Class *

Nomura VIP Small Cap Value Series, Service Class *

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class *

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class *

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class *

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Focused International Equity Fund, Class IA *

Putnam VT Global Asset Allocation Fund, Class IA *

Putnam VT High Yield Fund, Class IA *

Putnam VT Income Fund, Class IB *

Putnam VT International Value Fund, Class IA *

Putnam VT Large Cap Growth Fund, Class IA *

Putnam VT Large Cap Value Fund, Class IA *

Putnam VT Research Fund, Class IA *

Putnam VT Small Cap Value Fund, Class IA *

Putnam VT Sustainable Future Fund, Class IA *

T. Rowe Price Blue Chip Growth Portfolio, Class II *

VanEck VIP Global Resources Fund, Initial Class *(a)

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio *

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I *(a)

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes table below

Subaccount Changes: Trading Commencement

During 2025, the following Subaccount commenced trading:

Subaccount Name	Date of Commencement
Goldman Sachs VIT Government Money Market Fund, Service Class	October 17, 2025

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Delaware VIP International Series, Standard Class	April 26, 2024
Empower Global Bond Fund, Investor Class	September 19, 2025
Empower Government Money Market Fund, Investor Class	June 14, 2024
Empower Large Cap Value Fund, Investor II Class	September 19, 2025
Fidelity VIP Mid Cap Portfolio, Service Class 2	September 19, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares	April 30, 2025
LVIP American Century Inflation Protection Fund, Service Class	September 19, 2025
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	September 19, 2025
VanEck VIP Global Resources Fund, Initial Class	September 19, 2025
Victory RS Small Cap Growth Equity VIP Series, Class I	August 28, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
American Funds IS International Fund, Class 2	$73,464	$1,295,509
BlackRock Global Allocation V.I. Fund, Class I	313,811	2,751,574
BlackRock High Yield V.I. Fund, Class I	61,931	558,044
BNY Mellon Stock Index Fund, Inc., Initial Shares	-	32
DWS Small Cap Index VIP, Class A	116,789	1,047,451
Eaton Vance VT Floating-Rate Income Fund, Initial Class	149,951	1,426,799
Empower Bond Index Fund, Investor Class	4	4
Empower International Index Fund, Investor Class	97,200	1,449,419
Empower Real Estate Index Fund, Investor Class	75,836	1,206,645
Fidelity VIP Emerging Markets Portfolio, Service Class 2	110,836	1,876,183
Fidelity VIP Index 500 Portfolio, Initial Class	444,760	7,044,375
Goldman Sachs VIT Government Money Market Fund, Service Class	810,359	2,443
MFS VIT II International Growth Portfolio, Initial Class	133,852	1,461,893
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	145,567	1,701,460
PIMCO VIT High Yield Portfolio, Administrative Class	55,201	547,728
PIMCO VIT Low Duration Portfolio, Administrative Class	42,343	516,522
PIMCO VIT Real Return Portfolio, Administrative Class	36,288	482,195
PIMCO VIT Total Return Portfolio, Administrative Class	238,879	2,873,956
Vanguard VIF Global Bond Index Portfolio	57,365	716,770
Vanguard VIF Total Bond Market Index Portfolio	58,244	709,489

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025					2024
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds IS International Fund, Class 2	3,740		73,773		(70,033)	7,231	20,476	(13,245)
BlackRock Global Allocation V.I. Fund, Class I	7,684		151,470		(143,786)	14,717	42,079	(27,362)
BlackRock High Yield V.I. Fund, Class I	2,114		41,791		(39,677)	3,960	11,680	(7,720)
BNY Mellon Stock Index Fund, Inc., Initial Shares	0	*	1		(1)	3	3	-
DWS Small Cap Index VIP, Class A	1,397		27,398		(26,001)	2,762	7,556	(4,794)
Eaton Vance VT Floating-Rate Income Fund, Initial Class	4,953		98,502		(93,549)	8,893	27,784	(18,891)
Empower Bond Index Fund, Investor Class	0	*	0	*	(0)*	1	2	(1)
Empower International Index Fund, Investor Class	3,941		78,264		(74,323)	7,182	21,947	(14,765)
Empower Real Estate Index Fund, Investor Class	3,506		68,121		(64,615)	7,613	18,623	(11,010)
Fidelity VIP Emerging Markets Portfolio, Service Class 2	6,624		129,397		(122,773)	13,671	35,419	(21,748)
Fidelity VIP Index 500 Portfolio, Initial Class	23,214		461,956		(438,742)	39,754	129,893	(90,139)
Goldman Sachs VIT Government Money Market Fund, Service Class	75,540		228		75,312	-	-	-
MFS VIT II International Growth Portfolio, Initial Class	4,662		92,368		(87,706)	8,790	25,813	(17,023)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	7,902		155,074		(147,172)	16,202	42,918	(26,716)
PIMCO VIT High Yield Portfolio, Administrative Class	852		16,835		(15,983)	1,613	4,699	(3,086)
PIMCO VIT Low Duration Portfolio, Administrative Class	1,545		30,495		(28,950)	3,007	8,512	(5,505)
PIMCO VIT Real Return Portfolio, Administrative Class	1,155		22,651		(21,496)	2,395	6,271	(3,876)
PIMCO VIT Total Return Portfolio, Administrative Class	6,765		132,322		(125,557)	14,090	36,427	(22,337)
Vanguard VIF Global Bond Index Portfolio	3,783		74,062		(70,279)	7,832	20,414	(12,582)
Vanguard VIF Total Bond Market Index Portfolio	3,789		74,119		(70,330)	7,918	20,410	(12,492)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of face amount of Policy

Monthly Administrative Charge
This charge is assessed to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	Maximum of $10 per month

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per partial surrender, after the first withdrawals made during the same Policy year

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (Supplemental)
This charge is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Policy owner. The charge varies and is deducted through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 on net amount at risk

Expense Type	Range
Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	Maximum fee of $100 per change

Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium deposit, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	Up to 10%

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
American Funds IS International Fund, Class 2
2025	38		$20.77	$790		0.92%	26.76%
2024	108		16.38	1,771		1.19%	3.16%
2023	121		15.88	1,927		1.33%	15.84%
2022	116		13.71	1,590		1.79%	(20.79)%
2021	105		17.30	1,816		2.78%	(1.50)%
BlackRock Global Allocation V.I. Fund, Class I
2025	78		20.65	1,615		2.35%	19.80%
2024	222		17.24	3,826		1.34%	9.23%
2023	249		15.78	3,934		2.28%	12.83%
2022	238		13.98	3,332		0.00%	(15.86)%
2021	216		16.62	3,589		0.94%	6.67%
BlackRock High Yield V.I. Fund, Class I
2025	22		14.22	308		6.77%	9.18%
2024	61		13.03	799		6.94%	8.27%
2023	69		12.03	831		6.57%	13.19%
2022	66		10.63	705		5.34%	(10.34)%
2021	60		11.86	713		4.54%	5.32%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	-		-	-		0.00%	17.53%
2024	0	*	60.08	0	*	1.10%	24.66%
2023	0	*	48.20	0	*	1.13%	25.93%
2022	0	*	-	-		1.01%	-
2021	-		-	-		0.89%	-
DWS Small Cap Index VIP, Class A
2025	14		43.15	607		1.40%	12.64%
2024	40		38.31	1,535		1.16%	11.15%
2023	45		34.46	1,546		1.14%	16.76%
2022	43		29.52	1,259		0.94%	(20.64)%
2021	39		37.19	1,438		0.93%	14.50%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	51		14.92	767		6.82%	3.95%
2024	145		14.35	2,080		7.88%	7.68%
2023	164		13.33	2,184		8.21%	11.21%
2022	158		11.98	1,892		4.65%	(2.74)%
2021	144		12.32	1,772		2.89%	3.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Bond Index Fund, Investor Class
2025	-		$-	$-		0.00%	6.62%
2024	0	*	14.71	-		0.92%	0.90%
2023	0	*	14.58	0	*	2.05%	5.02%
2022	0	*	-	-		0.98%	-
2021	-		-	-		0.66%	-
Empower International Index Fund, Investor Class
2025	41		21.74	884		1.60%	30.92%
2024	115		16.60	1,909		1.96%	2.92%
2023	130		16.13	2,093		2.37%	17.52%
2022	125		13.73	1,711		1.77%	(14.74)%
2021	113		16.10	1,823		2.23%	10.75%
Empower Real Estate Index Fund, Investor Class
2025	35		18.06	630		1.06%	3.16%
2024	99		17.51	1,742		2.61%	7.54%
2023	110		16.28	1,799		1.82%	13.31%
2022	105		14.37	1,503		1.72%	(26.40)%
2021	96		19.53	1,866		2.23%	44.31%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2025	66		18.52	1,225		0.93%	40.79%
2024	189		13.15	2,485		1.23%	9.71%
2023	211		11.99	2,526		2.01%	9.49%
2022	200		10.95	2,195		1.55%	(20.37)%
2021	180		13.75	2,476		2.05%	(2.41)%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	240		17.41	4,186		0.94%	17.78%
2024	679		14.78	10,040		1.30%	24.90%
2023	769		11.84	9,105		1.48%	26.19%
2022	736		9.38	6,902		1.49%	(18.21)%
2021	671		11.47	7,689		0.00%	14.68%
Goldman Sachs VIT Government Money Market Fund, Service Class
2025	75		10.73	808		16.61%	0.72%
MFS VIT II International Growth Portfolio, Initial Class
2025	48		17.56	841		0.76%	21.12%
2024	136		14.50	1,966		0.98%	9.00%
2023	153		13.30	2,030		1.11%	14.72%
2022	147		11.60	1,700		0.62%	(14.95)%
2021	133		13.64	1,811		0.51%	9.27%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	80	$11.84	$946	4.48%	12.75%
2024	227	10.50	2,385	3.53%	(0.50)%
2023	254	10.55	2,679	2.25%	5.26%
2022	243	10.02	2,436	1.50%	(11.00)%
2021	220	11.26	2,482	5.09%	(4.16)%
PIMCO VIT High Yield Portfolio, Administrative Class
2025	9	34.58	302	6.30%	8.95%
2024	25	31.74	784	5.85%	6.89%
2023	28	29.69	825	5.67%	12.22%
2022	27	26.46	706	5.07%	(10.28)%
2021	24	29.49	713	5.09%	3.63%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	16	17.57	278	3.95%	5.52%
2024	45	16.66	745	3.99%	4.50%
2023	50	15.94	801	3.60%	4.97%
2022	48	15.18	733	1.71%	(5.74)%
2021	44	16.11	706	0.53%	(0.93)%
PIMCO VIT Real Return Portfolio, Administrative Class
2025	12	22.21	259	3.14%	7.85%
2024	33	20.60	683	2.61%	2.13%
2023	37	20.17	747	3.02%	3.67%
2022	35	19.45	690	7.03%	(11.90)%
2021	32	22.08	711	5.10%	5.59%
PIMCO VIT Total Return Portfolio, Administrative Class
2025	68	23.03	1,565	4.10%	8.89%
2024	194	21.15	4,093	4.04%	2.53%
2023	216	20.63	4,453	3.57%	5.93%
2022	206	19.48	4,014	2.63%	(14.30)%
2021	186	22.73	4,232	1.83%	(1.27)%
Vanguard VIF Global Bond Index Portfolio
2025	38	10.05	383	3.48%	5.69%
2024	108	9.51	1,030	2.78%	2.03%
2023	121	9.32	1,127	1.83%	6.52%
2022	116	8.75	1,011	2.51%	(13.13)%
2021	104	10.07	1,052	0.00%	0.71%
Vanguard VIF Total Bond Market Index Portfolio
2025	38	10.01	381	3.96%	6.94%
2024	108	9.36	1,015	2.70%	1.24%
2023	121	9.25	1,118	2.35%	5.58%
2022	116	8.76	1,012	1.87%	(13.21)%
2021	104	10.09	1,053	0.00%	0.91%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.